Revenue and Other Income - Summary of Revenues and Other Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	$ 1,457,671,722	$ 1,516,688,442	$ 1,474,818,366
Revenue from sale of goods	94,452,287	64,638,599	24,293,133
Revenue from rendering of services	46,908,131	58,632,774	40,866,012
Revenues	1,599,032,140	1,639,959,815	1,539,977,511
Commodity derivatives	20,328,649	10,794,682	1,820,371
Other income	15,576,299	8,972,832	2,012,435
Other operating income	35,904,948	19,767,514	3,832,806
Energy Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,457,671,722	1,516,688,442	1,474,818,366
Generation [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,457,671,722	1,516,688,442	1,474,818,366
Generation [Member] | Regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	1,101,089,106	1,180,042,597	1,081,142,280
Generation [Member] | Non-regulated Customers [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	285,623,737	234,641,908	243,596,910
Generation [Member] | Spot Market Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of electricity	70,958,879	102,003,937	150,079,176
Natural Gas Sales [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of goods	91,652,707	64,443,715	23,797,122
Other Services Provided [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	46,908,131	58,632,774	40,866,012
Sales of Products and Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from sale of goods	2,799,580	194,884	496,011
Tolls and Transmission [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	38,850,596	50,437,592	34,734,375
Other Services [Member]
Disclosure Of Revenue And Other Operating Income [Line Items]
Revenue from rendering of services	$ 8,057,535	$ 8,195,182	$ 6,131,637